Loan, net	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Loan, net
6.
Loan, net
(a)
This caption is made up as follows:

	2025	2024
	S/(000)	S/(000)
Direct loans
Loans (*)	39,573,400	38,456,682
Credit cards and other loans (**)	5,564,477	5,386,427
Discounted notes	1,704,520	1,706,886
Leasing	1,983,607	1,584,357
Factoring	1,273,562	1,410,968
Advances and overdrafts	32,078	101,848
Refinanced loans	467,669	449,438
Past due and under legal collection loans	1,230,619	1,318,758
	51,829,932	50,415,364
Plus (minus)
Accrued interest from performing loans (f)	544,571	569,384
Unearned interest and interest collected in advance	(13,311)	(25,133)
Impairment allowance for loans (d)	(1,591,042)	(1,730,167)
Total direct loans, net	50,770,150	49,229,448
Indirect loans, Note 18(a)	5,567,722	5,068,694

(*) As of December 31, 2024, Interbank maintained repo operations of loans represented in securities according to the BCRP’s definition. In consequence, loans provided as guarantee amounted to S/123,772,000, and is presented in the caption “Loan, net”, and the related liability is presented in the caption “Due to banks and correspondents” of the consolidated statement of financial position; see Note 12(b).

(**) As of December 31, 2025 and 2024, it includes non-revolving consumer loans for approximately S/2,648,176,000 and S/2,666,284,000, respectively.

(b)
The classification of the direct loan portfolio is as follows:

	2025	2024
	S/(000)	S/(000)
Commercial loans (c.1)	22,897,732	22,770,495
Consumer loans (c.1)	15,248,665	15,036,411
Mortgage loans (c.1)	11,400,784	10,571,300
Small and micro-business loans (c.1)	2,282,751	2,037,158
Total	51,829,932	50,415,364

As explained in further detail in Note 29.1, for purposes of estimating the impairment loss in accordance with IFRS 9, the Group's loans are segmented into homogeneous groups that share similar risk characteristic. In this sense, the Group has determined three types of loan portfolios: Retail Banking (consumer and mortgage loans), Commercial Banking (commercial loans) and Business Banking (loans to small and micro-business).

(c)
The following table shows the credit quality and maximum exposure to credit risk based on the Group's internal credit rating as of December 31, 2025 and 2024. The amounts presented do not consider impairment.

	2025				2024
Direct loans, (c.1) and Note 29(d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	34,551,825	165,769	—	34,717,594	32,184,807	340,472	—	32,525,279
Standard grade	7,309,766	1,331,109	—	8,640,875	8,332,692	1,513,955	—	9,846,647
Sub-standard grade	3,499,980	1,677,609	—	5,177,589	2,705,012	1,582,401	—	4,287,413
Past due but not impaired	1,234,628	903,889	—	2,138,517	1,335,553	1,172,779	—	2,508,332
Impaired
Individually	—	—	22,928	22,928	—	—	23,214	23,214
Collectively	—	—	1,132,429	1,132,429	—	—	1,224,479	1,224,479
Total direct loans	46,596,199	4,078,376	1,155,357	51,829,932	44,558,064	4,609,607	1,247,693	50,415,364

	2025				2024
Contingent Credits: Guarantees and stand-by letters, import and export letters of credit (substantially, all indirect loans correspond to commercial loans)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	3,488,080	126,184	—	3,614,264	3,434,095	31,240	—	3,465,335
Standard grade	841,497	243,410	—	1,084,907	1,055,740	118,821	—	1,174,561
Sub-standard grade	683,009	168,619	—	851,628	272,352	132,498	—	404,850
Past due but not impaired	—	—	—	—	—	—	—	—
Impaired
Individually	—	—	6,182	6,182	—	—	6,181	6,181
Collectively	—	—	10,741	10,741	—	—	17,767	17,767
Total indirect loans	5,012,586	538,213	16,923	5,567,722	4,762,187	282,559	23,948	5,068,694

(c.1) The following tables show the credit quality and maximum exposure to credit risk for each classification of the direct loans:

	2025				2024
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	12,679,767	124,088	—	12,803,855	11,636,968	290,927	—	11,927,895
Standard grade	4,979,506	1,005,364	—	5,984,870	6,274,653	1,024,426	—	7,299,079
Sub-standard grade	2,544,331	479,201	—	3,023,532	1,749,950	356,019	—	2,105,969
Past due but not impaired	582,186	222,031	—	804,217	770,026	345,062	—	1,115,088
Impaired
Individually	—	—	22,928	22,928	—	—	23,214	23,214
Collectively	—	—	258,330	258,330	—	—	299,250	299,250
Total direct loans	20,785,790	1,830,684	281,258	22,897,732	20,431,597	2,016,434	322,464	22,770,495

	2025				2024
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	11,610,675	16,887	—	11,627,562	10,914,268	28,813	—	10,943,081
Standard grade	963,916	183,453	—	1,147,369	1,210,504	320,220	—	1,530,724
Sub-standard grade	676,148	798,920	—	1,475,068	593,507	765,324	—	1,358,831
Past due but not impaired	140,200	386,405	—	526,605	180,748	508,336	—	689,084
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	472,061	472,061	—	—	514,691	514,691
Total direct loans	13,390,939	1,385,665	472,061	15,248,665	12,899,027	1,622,693	514,691	15,036,411

	2025				2024
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	9,092,721	24,178	—	9,116,899	8,407,045	20,165	—	8,427,210
Standard grade	611,790	7,361	—	619,151	528,923	3,714	—	532,637
Sub-standard grade	251,017	364,017	—	615,034	318,802	400,671	—	719,473
Past due but not impaired	455,704	246,961	—	702,665	322,348	244,537	—	566,885
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	347,035	347,035	—	—	325,095	325,095
Total direct loans	10,411,232	642,517	347,035	11,400,784	9,577,118	669,087	325,095	10,571,300

	2025				2024
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	1,168,662	616	—	1,169,278	1,226,526	567	—	1,227,093
Standard grade	754,554	134,931	—	889,485	318,612	165,595	—	484,207
Sub-standard grade	28,484	35,471	—	63,955	42,753	60,387	—	103,140
Past due but not impaired	56,538	48,492	—	105,030	62,431	74,844	—	137,275
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	55,003	55,003	—	—	85,443	85,443
Total direct loans	2,008,238	219,510	55,003	2,282,751	1,650,322	301,393	85,443	2,037,158

	2025				2024
Gross carrying amount of direct loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	44,558,064	4,609,607	1,247,693	50,415,364	41,248,010	5,490,460	1,510,688	48,249,158
New originated or purchased assets	26,171,677	—	—	26,171,677	24,385,615	—	—	24,385,615
Assets matured or derecognized (excluding write-offs)	(17,288,146)	(1,691,470)	(105,892)	(19,085,508)	(14,540,979)	(1,529,947)	(74,309)	(16,145,235)
Transfers to Stage 1	942,375	(941,739)	(636)	—	1,191,935	(1,190,305)	(1,630)	—
Transfers to Stage 2	(3,121,023)	3,157,251	(36,228)	—	(3,580,445)	3,607,482	(27,037)	—
Transfers to Stage 3	(510,401)	(574,385)	1,084,786	—	(1,051,604)	(1,294,253)	2,345,857	—
Write-offs	—	—	(1,355,464)	(1,355,464)	—	—	(2,405,564)	(2,405,564)
Others (*)	(3,876,089)	(467,120)	327,031	(4,016,178)	(3,181,151)	(481,308)	(103,405)	(3,765,864)
Foreign exchange effect	(280,258)	(13,768)	(5,933)	(299,959)	86,683	7,478	3,093	97,254
End of year balances	46,596,199	4,078,376	1,155,357	51,829,932	44,558,064	4,609,607	1,247,693	50,415,364

	2025				2024
Changes in the allowance for expected credit losses for direct loans, see (d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of year balances	439,324	566,636	724,207	1,730,167	545,242	833,912	970,271	2,349,425
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	310,309	—	—	310,309	345,800	—	—	345,800
Assets matured or derecognized (excluding write-offs)	(116,779)	(99,816)	(34,928)	(251,523)	(117,510)	(63,854)	(24,285)	(205,649)
Transfers to Stage 1	97,781	(97,304)	(477)	—	115,241	(114,022)	(1,219)	—
Transfers to Stage 2	(129,357)	136,890	(7,533)	—	(142,315)	149,763	(7,448)	—
Transfers to Stage 3	(43,195)	(133,413)	176,608	—	(88,212)	(380,565)	468,777	—
Impact on the expected credit loss for credits that change stage in the year (***)	(84,502)	114,762	776,733	806,993	(98,820)	193,935	1,476,103	1,571,218
Others (**)	(28,053)	(18,045)	318,899	272,801	(120,334)	(52,823)	185,680	12,523
Total	6,204	(96,926)	1,229,302	1,138,580	(106,150)	(267,566)	2,097,608	1,723,892
Write-offs	—	—	(1,424,484)	(1,424,484)	—	—	(2,524,919)	(2,524,919)
Recovery of written–off loans	—	—	158,309	158,309	—	—	179,683	179,683
Foreign exchange effect	(594)	(1,042)	(9,894)	(11,530)	232	290	1,564	2,086
Expected credit loss at the end of year balances	444,934	468,668	677,440	1,591,042	439,324	566,636	724,207	1,730,167

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) Corresponds to the expected credit losses for the period that mainly arise to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).

d.1.1) The following tables show the movement of the allowance for expected credit losses for each classification of the direct loan portfolio:

	2025				2024
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	16,640	36,158	123,013	175,811	51,611	64,470	162,385	278,466
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	15,998	—	—	15,998	35,739	—	—	35,739
Assets derecognized or matured (excluding write-offs)	(12,436)	(15,076)	(5,456)	(32,968)	(27,765)	(18,765)	(4,083)	(50,613)
Transfers to Stage 1	3,401	(3,401)	—	—	5,405	(5,405)	—	—
Transfers to Stage 2	(9,071)	9,235	(164)	—	(20,669)	21,431	(762)	—
Transfers to Stage 3	(668)	(1,585)	2,253	—	(2,208)	(14,571)	16,779	—
Impact on the expected credit loss for credits that change stage in the year (**)	(3,310)	(970)	(20,104)	(24,384)	(4,722)	(1,638)	12,108	5,748
Others (*)	(4,151)	(4,805)	88,724	79,768	(20,973)	(9,539)	9,402	(21,110)
Total	(10,237)	(16,602)	65,253	38,414	(35,193)	(28,487)	33,444	(30,236)
Write-offs	—	—	(48,668)	(48,668)	—	—	(78,217)	(78,217)
Recovery of written–off loans	—	—	5,970	5,970	—	—	4,254	4,254
Foreign exchange effect	(537)	(508)	(7,693)	(8,738)	222	175	1,147	1,544
Expected credit loss at end of year	5,866	19,048	137,875	162,789	16,640	36,158	123,013	175,811

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).

	2025				2024
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	403,740	474,416	494,700	1,372,856	466,606	713,361	682,417	1,862,384
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	259,855	—	—	259,855	219,439	—	—	219,439
Assets derecognized or matured (excluding write-offs)	(86,482)	(68,352)	(11,918)	(166,752)	(75,335)	(38,022)	(8,120)	(121,477)
Transfers to Stage 1	76,844	(76,388)	(456)	—	96,900	(95,895)	(1,005)	—
Transfers to Stage 2	(111,242)	113,341	(2,099)	—	(101,634)	104,024	(2,390)	—
Transfers to Stage 3	(39,809)	(121,804)	161,613	—	(73,066)	(338,289)	411,355	—
Impact on the expected credit loss for credits that change stage in the year (**)	(64,694)	104,535	756,567	796,408	(81,900)	174,052	1,369,154	1,461,306
Others (*)	(36,907)	(10,020)	208,300	161,373	(47,271)	(44,916)	188,121	95,934
Total	(2,435)	(58,688)	1,112,007	1,050,884	(62,867)	(239,046)	1,957,115	1,655,202
Write-offs	—	—	(1,293,275)	(1,293,275)	—	—	(2,310,032)	(2,310,032)
Recovery of written–off loans	—	—	140,034	140,034	—	—	165,081	165,081
Foreign exchange effect	(3)	(378)	(534)	(915)	1	101	119	221
Expected credit loss at end of year	401,302	415,350	452,932	1,269,584	403,740	474,416	494,700	1,372,856

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).

	2025				2024
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	5,523	43,956	44,321	93,800	6,794	25,753	54,651	87,198
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	3,971	—	—	3,971	4,114	—	—	4,114
Assets derecognized or matured (excluding write-offs)	(392)	(2,683)	(9,517)	(12,592)	(429)	(1,689)	(9,267)	(11,385)
Transfers to Stage 1	14,968	(14,968)	—	—	9,983	(9,983)	—	—
Transfers to Stage 2	(1,733)	6,976	(5,243)	—	(2,348)	6,551	(4,203)	—
Transfers to Stage 3	(1,638)	(2,492)	4,130	—	(2,025)	(3,142)	5,167	—
Impact on the expected credit loss for credits that change stage in the year (**)	(14,506)	4,126	9,761	(619)	(9,606)	16,451	15,411	22,256
Others (*)	1,299	(12,441)	7,807	(3,335)	(969)	10,001	(15,977)	(6,945)
Total	1,969	(21,482)	6,938	(12,575)	(1,280)	18,189	(8,869)	8,040
Write-offs	—	—	(3,696)	(3,696)	—	—	(1,755)	(1,755)
Recovery of written–off loans	—	—	—	—	—	—	—	—
Foreign exchange effect	(45)	(91)	(1,557)	(1,693)	9	14	294	317
Expected credit loss at end of year	7,447	22,383	46,006	75,836	5,523	43,956	44,321	93,800

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).

	2025				2024
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	13,421	12,106	62,173	87,700	20,231	30,328	70,818	121,377
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	30,485	—	—	30,485	86,508	—	—	86,508
Assets derecognized or matured (excluding write-offs)	(17,469)	(13,705)	(8,037)	(39,211)	(13,981)	(5,378)	(2,815)	(22,174)
Transfers to Stage 1	2,568	(2,547)	(21)	—	2,953	(2,739)	(214)	—
Transfers to Stage 2	(7,311)	7,338	(27)	—	(17,664)	17,757	(93)	—
Transfers to Stage 3	(1,080)	(7,532)	8,612	—	(10,913)	(24,563)	35,476	—
Impact on the expected credit loss for credits that change stage in the year (**)	(1,992)	7,071	30,509	35,588	(2,592)	5,070	79,430	81,908
Others (*)	11,706	9,221	14,068	34,995	(51,121)	(8,369)	4,134	(55,356)
Total	16,907	(154)	45,104	61,857	(6,810)	(18,222)	115,918	90,886
Write-offs	—	—	(78,845)	(78,845)	—	—	(134,915)	(134,915)
Recovery of written–off loans	—	—	12,305	12,305	—	—	10,348	10,348
Foreign exchange effect	(9)	(65)	(110)	(184)	—	—	4	4
Expected credit loss at end of year	30,319	11,887	40,627	82,833	13,421	12,106	62,173	87,700

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).

(d.2) Indirect loans (substantially, all indirect loans correspond to commercial loans)

	2025				2024
Gross carrying amount of contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	4,762,187	282,559	23,948	5,068,694	4,024,255	703,425	15,800	4,743,480
New originated or purchased assets	2,508,979	—	—	2,508,979	2,669,212	—	—	2,669,212
Assets derecognized or matured	(1,751,701)	(82,291)	(11,347)	(1,845,339)	(2,044,010)	(332,730)	(882)	(2,377,622)
Transfers to Stage 1	22,223	(22,223)	—	—	172,930	(172,930)	—	—
Transfers to Stage 2	(405,008)	405,391	(383)	—	(100,437)	102,899	(2,462)	—
Transfers to Stage 3	(4,050)	(1,000)	5,050	—	(277)	(10,778)	11,055	—
Others (*)	(76,293)	(42,381)	(342)	(119,016)	23,959	(8,766)	436	15,629
Foreign exchange effect	(43,751)	(1,842)	(3)	(45,596)	16,555	1,439	1	17,995
End of year balances	5,012,586	538,213	16,923	5,567,722	4,762,187	282,559	23,948	5,068,694

	2025				2024
Changes in the allowance for expected credit losses for contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year balances	2,663	2,250	9,335	14,248	6,624	3,939	7,369	17,932
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	1,663	—	—	1,663	2,110	—	—	2,110
Assets derecognized or matured	(1,218)	(760)	(1,262)	(3,240)	(3,275)	(1,484)	(330)	(5,089)
Transfers to Stage 1	144	(144)	—	—	1,265	(1,265)	—	—
Transfers to Stage 2	(626)	668	(42)	—	(697)	961	(264)	—
Transfers to Stage 3	(154)	(7)	161	—	(229)	(91)	320	—
Impact on the expected credit loss for credits that change stage in the year	(84)	355	369	640	(1,001)	(109)	1,202	92
Others (**)	(376)	(90)	(470)	(936)	(2,155)	294	1,035	(826)
Total	(651)	22	(1,244)	(1,873)	(3,982)	(1,694)	1,963	(3,713)
Foreign exchange effect	(14)	(4)	(2)	(20)	21	5	3	29
Expected credit loss at the end of year balances, Note 10(a)	1,998	2,268	8,089	12,355	2,663	2,250	9,335	14,248

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(e)
In Group Management’s opinion, the allowance for loan losses recorded as of December 31, 2025 and 2024, has been established in accordance with IFRS 9; and represents the best estimate of expected credit losses on the loan portfolio.
(f)
During 2025 and 2024, the interest that the loan portfolio generates is freely agreed considering the interest rates prevailing on the market. Notwithstanding the above, Act No. 31143, “Act Protecting Consumers of Financial Services from Usury” established that the BCRP is the entity that determined maximum and minimum interest rates for consumer, small and micro-business loans in financial institutions. As of December 31, 2025, the maximum interest rate for the period between November 2025 and April 2026 is 113.16 percent in national currency and 95.40 percent in foreign currency (the maximum interest rate for the period between November 2024 and April 2025 was 112.98 percent in national currency and 93.86 percent in foreign currency, as of December 31, 2024).
(g)
Interest income from loans classified in Stage 3 is calculated through the effective interest rate adjusted for credit quality at amortized cost.
(h)
The refinanced loans during the 2025 period amounted to approximately S/80,944,000 (S/104,173,000, during the year 2024) which had no significant impact on the consolidated statement of income.

(i)
The table below presents the maturity of the direct loan portfolio without including accrued interest, interest to be accrued, interest collected in advance and impairment allowance for loans as of December 31, 2025 and 2024:

	2025	2024
	S/(000)	S/(000)
Outstanding
Within 1 month	5,661,943	4,693,941
Between 1 and 3 months	5,698,338	5,315,685
Between 3 months and 1 year	11,814,257	12,967,405
Between 1 and 5 years	20,476,099	20,000,898
More than 5 years	6,948,676	6,118,677
	50,599,313	49,096,606

Past due and under legal collection loans, see (i.1) -
Up to 4 months	265,127	177,367
Over 4 months	476,146	640,853
Under legal collection	489,346	500,538
	51,829,932	50,415,364

(i.1) The tables below present past due and under legal collection loans for each classification of the direct loan portfolio:

	2025	2024
	S/(000)	S/(000)
Commercial loans
Up to 4 months	47,616	33,440
Over 4 months	91,351	84,331
Under legal collection	178,974	217,741
	317,941	335,512

Consumer loans
Up to 4 months	122,786	81,020
Over 4 months	271,162	371,731
Under legal collection	91,066	78,432
	485,014	531,183

Mortgage loans
Up to 4 months	54,040	52,779
Over 4 months	92,371	95,106
Under legal collection	198,527	174,179
	344,938	322,064

Small and micro-business loans
Up to 4 months	40,685	10,128
Over 4 months	21,262	89,685
Under legal collection	20,779	30,186
	82,726	129,999

See credit risk analysis in Note 29.1

(j)
Part of the loan portfolio is collateralized with guarantees received from clients, which mainly consist of mortgages, trust assignments, financial instruments as well as industrial commercial pledges.
(k)
The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2025 and 2024, according to the following definitions:

- Stage 2: Loans with maturity longer or shorter than 30 days, regardless of the criteria that caused their classification into Stage 2.

- Stage 3: Loans with maturity longer or shorter than 90 days, regardless of the criteria that caused their classification into Stage 3.

	2025						2024
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days, see Note 29(d.4)	4,146,405	381,618	—	—	4,146,405	381,618	4,260,747	450,143	—	—	4,260,747	450,143
90 days	—	—	3,496	3,355	3,496	3,355	—	—	3,060	2,801	3,060	2,801
Maturity longer than:
30 days	470,184	89,318	—	—	470,184	89,318	631,419	118,743	—	—	631,419	118,743
90 days	—	—	1,168,784	682,174	1,168,784	682,174	—	—	1,268,581	730,741	1,268,581	730,741
Total	4,616,589	470,936	1,172,280	685,529	5,788,869	1,156,465	4,892,166	568,886	1,271,641	733,542	6,163,807	1,302,428

(k.1) The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2025 and 2024, for each classification:

	2025						2024
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Commercial loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	2,322,142	20,831	—	—	2,322,142	20,831	2,169,530	36,418	—	—	2,169,530	36,418
90 days	—	—	—	—	—	—	—	—	6	5	6	5
Maturity longer than:
30 days	46,755	485	—	—	46,755	485	129,463	1,990	—	—	129,463	1,990
90 days	—	—	298,181	145,964	298,181	145,964	—	—	346,406	132,343	346,406	132,343
Total	2,368,897	21,316	298,181	145,964	2,667,078	167,280	2,298,993	38,408	346,412	132,348	2,645,405	170,756

	2025						2024
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Consumer loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	1,123,709	334,616	—	—	1,123,709	334,616	1,299,718	369,516	—	—	1,299,718	369,516
90 days	—	—	1,529	1,394	1,529	1,394	—	—	2,581	2,373	2,581	2,373
Maturity longer than:
30 days	261,956	80,734	—	—	261,956	80,734	322,975	104,900	—	—	322,975	104,900
90 days	—	—	470,532	451,538	470,532	451,538	—	—	512,110	492,327	512,110	492,327
Total	1,385,665	415,350	472,061	452,932	1,857,726	868,282	1,622,693	474,416	514,691	494,700	2,137,384	969,116

	2025						2024
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Mortgage loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	511,549	17,480	—	—	511,549	17,480	539,780	35,542	—	—	539,780	35,542
90 days	—	—	—	—	—	—	—	—	—	—	—	—
Maturity longer than:
30 days	130,968	4,903	—	—	130,968	4,903	129,307	8,414	—	—	129,307	8,414
90 days	—	—	347,035	46,006	347,035	46,006	—	—	325,095	44,321	325,095	44,321
Total	642,517	22,383	347,035	46,006	989,552	68,389	669,087	43,956	325,095	44,321	994,182	88,277

	2025						2024
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Small and micro-business loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	189,005	8,691	—	—	189,005	8,691	251,719	8,667	—	—	251,719	8,667
90 days	—	—	1,967	1,961	1,967	1,961	—	—	473	423	473	423
Maturity longer than:
30 days	30,505	3,196	—	—	30,505	3,196	49,674	3,439	—	—	49,674	3,439
90 days	—	—	53,036	38,666	53,036	38,666	—	—	84,970	61,750	84,970	61,750
Total	219,510	11,887	55,003	40,627	274,513	52,514	301,393	12,106	85,443	62,173	386,836	74,279
(l)
The following tables present the exposure and the expected credit losses by the economic sector for direct loans as of December 31, 2025 and 2024:

	2025
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Direct loans
Consumer loans	13,390,939	1,385,665	472,061	15,248,665	401,302	415,350	452,932	1,269,584	3.0%	30.0%	95.9%	8.3%
Mortgage loans	10,411,232	642,517	347,035	11,400,784	7,447	22,383	46,006	75,836	0.1%	3.5%	13.3%	0.7%
Commerce	388,192	13,889	3,524	405,605	299	209	1,718	2,226	0.1%	1.5%	48.8%	0.5%
Manufacturing	3,293,617	266,258	17,208	3,577,083	3,584	1,846	8,185	13,615	0.1%	0.7%	47.6%	0.4%
Professional, scientific and technical activities	817,365	113,332	7,868	938,565	1,139	500	3,470	5,109	0.1%	0.4%	44.1%	0.5%
Communications, storage and transportation	2,201,491	40,763	16,171	2,258,425	1,937	756	8,702	11,395	0.1%	1.9%	53.8%	0.5%
Agriculture	2,267,553	194,684	10,458	2,472,695	785	1,200	1,817	3,802	0.0%	0.6%	17.4%	0.2%
Electricity, gas, water and oil	139,275	24,452	32,565	196,292	315	193	29,715	30,223	0.2%	0.8%	91.2%	15.4%
Leaseholds and real estate activities	500,125	40,003	1,607	541,735	1,430	911	1,473	3,814	0.3%	2.3%	91.7%	0.7%
Construction and infrastructure	513,303	124,820	15,996	654,119	2,153	1,160	8,876	12,189	0.4%	0.9%	55.5%	1.9%
Others	12,673,107	1,231,993	230,864	14,135,964	24,543	24,160	114,546	163,249	0.2%	2.0%	49.6%	1.2%
Total direct loans	46,596,199	4,078,376	1,155,357	51,829,932	444,934	468,668	677,440	1,591,042	1.0%	11.5%	58.6%	3.1%

	2024
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Direct loans
Consumer loans	12,899,027	1,622,693	514,691	15,036,411	403,740	474,416	494,700	1,372,856	3.1%	29.2%	96.1%	9.1%
Mortgage loans	9,577,118	669,087	325,095	10,571,300	5,523	43,956	44,321	93,800	0.1%	6.6%	13.6%	0.9%
Commerce	392,929	12,365	5,073	410,367	242	389	1,807	2,438	0.1%	3.1%	35.6%	0.6%
Manufacturing	3,888,532	228,696	21,788	4,139,016	3,383	2,963	8,490	14,836	0.1%	1.3%	39.0%	0.4%
Professional, scientific and technical activities	583,931	122,359	8,580	714,870	636	715	3,247	4,598	0.1%	0.6%	37.8%	0.6%
Communications, storage and transportation	1,819,460	105,875	20,939	1,946,274	1,253	2,278	6,328	9,859	0.1%	2.2%	30.2%	0.5%
Agriculture	2,239,264	141,792	12,255	2,393,311	1,260	2,480	2,524	6,264	0.1%	1.7%	20.6%	0.3%
Electricity, gas, water and oil	101,903	20,289	35,649	157,841	364	396	28,281	29,041	0.4%	2.0%	79.3%	18.4%
Leaseholds and real estate activities	398,882	46,199	3,758	448,839	1,137	1,523	2,957	5,617	0.3%	3.3%	78.7%	1.3%
Construction and infrastructure	632,424	118,719	21,022	772,165	1,763	1,675	10,446	13,884	0.3%	1.4%	49.7%	1.8%
Others	12,024,594	1,521,533	278,843	13,824,970	20,023	35,845	121,106	176,974	0.2%	2.4%	43.4%	1.3%
Total direct loans	44,558,064	4,609,607	1,247,693	50,415,364	439,324	566,636	724,207	1,730,167	1.0%	12.3%	58.0%	3.4%

(m)
The following tables present the exposure and the expected credit losses by the economic sector for indirect loans as of December 31, 2025 and 2024:

	2025
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Indirect loans
Commerce	558,588	22,631	—	581,219	557	117	—	674	0.1%	0.5%	0.0%	0.1%
Manufacturing	808,284	35,415	—	843,699	263	69	—	332	0.0%	0.2%	0.0%	0.0%
Professional, scientific and technical activities	25,746	3,889	—	29,635	12	32	—	44	0.0%	0.8%	0.0%	0.1%
Communications, storage and transportation	346,362	52,179	—	398,541	136	54	—	190	0.0%	0.1%	0.0%	0.0%
Agriculture	42,158	37	—	42,195	10	—	—	10	0.0%	0.0%	0.0%	0.0%
Electricity, gas, water and oil	118,498	47,678	8,603	174,779	44	259	6,184	6,487	0.0%	0.5%	71.9%	3.7%
Leaseholds and real estate activities	60,064	66,496	—	126,560	28	245	—	273	0.0%	0.4%	0.0%	0.2%
Construction and infrastructure	102,925	13,685	—	116,610	33	252	—	285	0.0%	1.8%	0.0%	0.2%
Others	2,949,961	296,203	8,320	3,254,484	915	1,240	1,905	4,060	0.0%	0.4%	22.9%	0.1%
Total indirect loans	5,012,586	538,213	16,923	5,567,722	1,998	2,268	8,089	12,355	0.0%	0.4%	47.8%	0.2%

	2024
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Indirect loans
Commerce	406,317	23,200	—	429,517	70	11	—	81	0.0%	0.0%	0.0%	0.0%
Manufacturing	825,853	6,734	—	832,587	185	61	—	246	0.0%	0.9%	0.0%	0.0%
Professional, scientific and technical activities	42,476	1,410	—	43,886	50	42	—	92	0.1%	3.0%	0.0%	0.2%
Communications, storage and transportation	547,328	2,209	54	549,591	323	15	45	383	0.1%	0.7%	83.3%	0.1%
Agriculture	13,890	37	—	13,927	16	1	—	17	0.1%	2.7%	0.0%	0.1%
Electricity, gas, water and oil	169,810	16,495	8,474	194,779	409	208	6,819	7,436	0.2%	1.3%	80.5%	3.8%
Leaseholds and real estate activities	90,609	45,051	—	135,660	88	118	—	206	0.1%	0.3%	0.0%	0.2%
Construction and infrastructure	114,457	10,194	—	124,651	45	100	—	145	0.0%	1.0%	0.0%	0.1%
Others	2,551,447	177,229	15,420	2,744,096	1,477	1,694	2,471	5,642	0.1%	1.0%	16.0%	0.2%
Total indirect loans	4,762,187	282,559	23,948	5,068,694	2,663	2,250	9,335	14,248	0.1%	0.8%	39.0%	0.3%

During the years 2025, 2024 and 2023, the Group applied its expert judgment, which led to incurring in a higher provision for expected losses, see Note 29.1(d.6).